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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               -------
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Markel Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060

Form 13F File Number: 28-6647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas S. Gayner
Title: President and Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:


/s/ Thomas S. Gayner              Richmond, VA                    8/9/2010
----------------------     ----------------------------     -------------------
   [Signature]                   [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                        1

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
                                         --------------

Form 13F Information Table Entry Total:             109
                                         --------------

Form 13F Information Table Value Total:  $    1,484,687
                                         --------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number    Name
--       --------------------    ------------------------------------------
 1       28-6056                 Markel Gayner Asset Management Corporation

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
                                                     FORM 13F INFORMATION TABLE
                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------  --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                          COM         88579y101     2370    30000 SH       SOLE                    30000
                                                              8215   104000 SH       DEFINED 01             101000              3000
Abbott Laboratories                 COM         002824100     3275    70000 SH       DEFINED 01              69000              1000
Accenture                           COM         G1151C101      386    10000 SH       SOLE                    10000
                                                              4371   113100 SH       DEFINED 01             100000             13100
Air Products & Chemicals            COM         009158106      363     5600 SH       DEFINED 01                                 5600
Alleghany Corporation               COM         017175100     1245     4244 SH       SOLE                     4244
Altria                              COM         02209S103     2339   116700 SH       DEFINED 01             114500              2200
American Express                    COM         025816109      397    10000 SH       SOLE                    10000
                                                             15410   388173 SH       DEFINED 01             339000             49173
Anheuser-Busch Inbev ADR            COM         03524A108     5761   120000 SH       DEFINED 01             120000
Automatic Data Processing           COM         053015103    16430   408100 SH       DEFINED 01             395700             12400
Bank of New York Mellon Corp        COM         064058100       75     3019 SH       SOLE                     3019
                                                              5509   223130 SH       DEFINED 01             204907             18223
Berkshire Hathaway Class B          COM         084670702    30689   385100 SH       SOLE                   385100
                                                             94444  1185140 SH       DEFINED 01            1114900             70240
Berkshire Hathaway, Inc.            COM         084670108    33000      275 SH       SOLE                      275
                                                             74520      621 SH       DEFINED 01                585                36
Brookfield Asset Management         COM         112585104     6786   300000 SH       SOLE                   300000
                                                             63423  2803824 SH       DEFINED 01            2595548            208276
Brown & Brown                       COM         115236101     3445   180000 SH       SOLE                   180000
                                                              3553   185628 SH       DEFINED 01             185628
Brown Forman Class A                COM         115637100    16515   283760 SH       DEFINED 01             281000              2760
Brown-Forman Class B                COM         115637209     4058    70915 SH       DEFINED 01              70250               665
Calumet                             COM         131476103      454    25700 SH       DEFINED 01              25000               700
Campbell Soup Co                    COM         134429109     2666    74400 SH       DEFINED 01              70000              4400
Carmax                              COM         143130102     3184   160000 SH       SOLE                   160000
                                                            101709  5110999 SH       DEFINED 01            4803070            307929
Caterpillar Inc                     COM         149123101    14201   236400 SH       DEFINED 01             230000              6400
Charles Schwab                      COM         808513105    10269   724200 SH       DEFINED 01             665000             59200
Coca Cola Co                        COM         191216100     3268    65200 SH       DEFINED 01              60000              5200
Comcast                             COM         20030N101      201    11550 SH       DEFINED 01                                11550
Costco                              COM         22160K105      274     5000 SH       SOLE                     5000
                                                              1966    35850 SH       DEFINED 01              34000              1850
DENTSPLY                            COM         249030107     1059    35400 SH       DEFINED 01              35000               400
Diageo PLC                          COM         25243Q205    20610   328500 SH       SOLE                   328500
                                                             58190   927471 SH       DEFINED 01             861500             65971
Disney                              COM         254687106     6300   200000 SH       SOLE                   200000
                                                             40650  1290489 SH       DEFINED 01            1202500             87989
EOG Resources, Inc.                 COM         26875p101     3836    39000 SH       DEFINED 01              39000
Emerson Electric                    COM         291011104     7663   175400 SH       DEFINED 01             158000             17400
Enterprise GP Holdings              COM         293716106      474    10000 SH       SOLE                    10000
                                                              7456   157200 SH       DEFINED 01             150000              7200
Exxon Corporation                   COM         30231G102    11403   199800 SH       SOLE                   199800
                                                             19655   344394 SH       DEFINED 01             308000             36394
Fairfax Financial Holdings Ltd      COM         303901102   103598   279459 SH       SOLE                   279459
Federated Investors                 COM         314211103      207    10000 SH       SOLE                    10000
                                                              4277   206500 SH       DEFINED 01             205000              1500
Fidelity National Financial         COM         31620R105     6090   468850 SH       SOLE                   468850
                                                             16732  1288058 SH       DEFINED 01            1194150             93908
Forest City Enterprises Class       COM         345550107     9551   843767 SH       DEFINED 01             812400             31367
Fortune Brands                      COM         349631101     1791    45700 SH       DEFINED 01              45000               700
General Dynamics                    COM         369550108    22866   390465 SH       DEFINED 01             370000             20465
General Electric                    COM         369604103     4254   295000 SH       SOLE                   295000
                                                             48293  3349012 SH       DEFINED 01            3160000            189012
Heritage Crystal Clean Inc          COM         42726M106     1928   239500 SH       DEFINED 01             239500
Home Depot                          COM         437076102      561    20000 SH       SOLE                    20000
                                                             26603   947745 SH       DEFINED 01             900000             47745
ITC Holdings Corp                   COM         465685105     9164   173200 SH       DEFINED 01             173000               200
Illinois Tool Works                 COM         452308109    10033   243043 SH       DEFINED 01             220000             23043
Intel                               COM         458140100     1167    60000 SH       SOLE                    60000
                                                              3745   192542 SH       DEFINED 01             170000             22542
International Business Machine      COM         459200101     1235    10000 SH       SOLE                    10000
                                                              1303    10550 SH       DEFINED 01              10000               550
International Game Technology       COM         459902102     3925   250000 SH       SOLE                   250000
                                                             14134   900232 SH       DEFINED 01             820000             80232
Investors Title Company             COM         461804106     7255   228850 SH       DEFINED 01             213300             15550
Johnson and Johnson                 COM         478160104    16537   280000 SH       SOLE                   280000
                                                             16424   278095 SH       DEFINED 01             262200             15895
Leucadia National Corp              COM         527288104    10699   548400 SH       DEFINED 01             535000             13400
Lowes                               COM         548661107     1940    95000 SH       SOLE                    95000
                                                              4386   214800 SH       DEFINED 01             170000             44800
Marriott International              COM         571903202     5448   181965 SH       SOLE                   181965
                                                             37133  1240247 SH       DEFINED 01            1101907            138340
McDonalds                           COM         580135101    12706   192903 SH       DEFINED 01             181000             11903
Microsoft                           COM         594918104     1203    52290 SH       DEFINED 01              40000             12290
Nike                                COM         654106103     3391    50200 SH       DEFINED 01              50000               200
Northern Trust Corp                 COM         665859104     6538   140000 SH       DEFINED 01             140000
Novo-Nordisk A/S                    COM         670100205    18756   231500 SH       DEFINED 01             215000             16500
NuStar GP Holdings                  COM         67059L102    18004   585300 SH       DEFINED 01             576500              8800
Patterson Companies Inc.            COM         703395103     3974   139300 SH       DEFINED 01             135000              4300
Paychex                             COM         704326107     1322    50900 SH       DEFINED 01              50000               900
Pepsico                             COM         713448108     4084    67000 SH       DEFINED 01              66300               700
Philip Morris International         COM         718172109     5350   116700 SH       DEFINED 01             114500              2200
Plum Creek Lumber MLP               COM         729251108     5179   150000 SH       SOLE                   150000
                                                              7089   205300 SH       DEFINED 01             200000              5300
Pool Corp                           COM         73278L105     2082    95000 SH       DEFINED 01              95000
Prepaid Legal Services              COM         740065107      682    15000 SH       DEFINED 01              15000
Procter & Gamble                    COM         742718109     3803    63400 SH       DEFINED 01              62000              1400
RLI Corporation                     COM         749607107    32442   617816 SH       DEFINED 01             598636             19180
Schlumberger                        COM         806857108     3675    66400 SH       DEFINED 01              65000              1400
State Street Corp                   COM         857477103     1366    40400 SH       DEFINED 01              40400
Sysco Corp                          COM         871829107     2428    85000 SH       SOLE                    85000
                                                             20584   720468 SH       DEFINED 01             640000             80468
T.Rowe Price                        COM         74144T108      488    11000 SH       SOLE                    11000
                                                              8190   184500 SH       DEFINED 01             184000               500
Teva Pharmaceuticals                COM         881624209     3130    60200 SH       DEFINED 01              55000              5200
Union First Market Bankshares       COM         90662P104    42970  3504920 SH       SOLE                  3504920
United Parcel Service               COM         911312106     3955    69520 SH       SOLE                    69520
                                                             36243   637080 SH       DEFINED 01             583480             53600
W.P. Carey                          COM         92930Y107    26733   967200 SH       DEFINED 01             950200             17000
Wal-Mart Stores                     COM         931142103     5597   116425 SH       SOLE                   116425
                                                             36865   766910 SH       DEFINED 01             693575             73335
Walgreen                            COM         931422109     5934   222260 SH       DEFINED 01             220000              2260
Washington Post Co                  COM         939640108     2217     5400 SH       DEFINED 01               5200               200
Washington Real Estate Investm      COM         939653101    11242   407475 SH       DEFINED 01             390300             17175
White Mountains                     COM         G9618E107    10846    33456 SH       SOLE                    33456
                                                             15586    48074 SH       DEFINED 01              48074
Level 3 Communications              CONV        52729NBM1    16687 15000000 PRN      SOLE                 15000000
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REPORT SUMMARY          109 DATA RECORDS            1484687             1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.
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